Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Madison Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Madison Aggregate Bond ETF
Class Name	Madison Aggregate Bond ETF
Trading Symbol	MAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/documents. You can also request this information by contacting us at 800-767-0300.
Material Fund Change Notice [Text Block]	This report describes certain planned changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Aggregate Bond ETF	$21	0.40%
* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Material Change Date	Mar. 02, 2026
Net Assets	$ 64,118,235
Holdings Count | Holdings	205
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$64,118,235
Number of Holdings	205
Portfolio Turnover	5%
Average Credit Quality	AA3
Effective Duration	5.59 years
30-Day SEC Yield	4.29%
Yield to Maturity	4.56%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Mortgage-Backed Securities	38.6%
Corporate Bonds	29.7%
U.S. Treasury Securities	22.9%
Collateralized Mortgage Obligations	3.9%
Asset-Backed Securities	2.6%
Cash & Other	2.3%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
United States Treasury Note/Bond	22.9%
Federal National Mortgage Association	22.6%
Federal Home Loan Mortgage Corp.	18.1%
JPMorgan Chase & Co.	1.1%
Towd Point Mortgage Trust	1.1%
Citigroup, Inc.	0.9%
PNC Financial Services Group, Inc.	0.9%
GE HealthCare Technologies, Inc.	0.9%
Morgan Stanley	0.8%
Wells Fargo & Co.	0.9%

Material Fund Change [Text Block]

CHANGES TO INVESTMENT ADVISORY FEE.

Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain planned changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expext to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/documents or upon request at 800-767-0300.

Material Fund Change Expenses [Text Block]	Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.
Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/documents
Madison Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Madison Covered Call ETF
Class Name	Madison Covered Call ETF
Trading Symbol	CVRD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Covered Call ETF for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Covered Call ETF	$44	0.85%
* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 36,006,176
Holdings Count | Holdings	65
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$36,006,176
Number of Holdings	65
Portfolio Turnover	39%
30-Day SEC Yield	1.26%
Distribution Yield	8.19%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Technology	23.2%
Financials	16.7%
Industrials	10.5%
Health Care	9.9%
Consumer Discretionary	9.5%
Consumer Staples	8.1%
Energy	6.4%
Communications	5.5%
Utilities	4.3%
Cash & Other	5.9%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Danaher Corp.	4.5%
Microsoft Corp.	4.3%
AES Corp.	4.3%
Adobe, Inc.	4.2%
Accenture PLC	3.9%
Amazon.com, Inc.	3.8%
Lowe’s Cos., Inc.	3.6%
Agilent Technologies, Inc.	3.5%
Microchip Technology, Inc.	3.5%
Visa, Inc.	3.3%

Madison Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Madison Dividend Value ETF
Class Name	Madison Dividend Value ETF
Trading Symbol	DIVL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Dividend Value ETF for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Dividend Value ETF	$33	0.65%
* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[3]
Net Assets	$ 61,239,180
Holdings Count | Holdings	37
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$61,239,180
Number of Holdings	37
Portfolio Turnover	37%
30-Day SEC Yield	1.83%
Distribution Yield	3.23%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	22.4%
Industrials	21.9%
Health Care	14.4%
Energy	10.4%
Consumer Discretionary	9.6%
Technology	7.5%
Consumer Staples	4.1%
Utilities	4.0%
Materials	3.6%
Cash & Other	2.1%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Johnson & Johnson	4.7%
Bank of America Corp.	4.5%
Chevron Corp.	4.1%
Exxon Mobil Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	3.8%
Morgan Stanley	3.7%
Blackrock, Inc.	3.7%
AbbVie, Inc.	3.4%
Honeywell International, Inc.	3.4%

Madison Short-Term Strategic Income ETF
Shareholder Report [Line Items]
Fund Name	Madison Short-Term Strategic Income ETF
Class Name	Madison Short-Term Strategic Income ETF
Trading Symbol	MSTI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Material Fund Change Notice [Text Block]	This report describes certain planned changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Madison Short-Term Strategic Income ETF	$20	0.40%
* Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[4]
Material Change Date	Mar. 02, 2026
Net Assets	$ 62,570,432
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$62,570,432
Number of Holdings	97
Portfolio Turnover	6%
Average Credit Quality	BAA1
Effective Duration	2.30 years
30-Day SEC Yield	4.24%
Yield to Maturity	4.52%

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	28.3%
Mortgage Securities	24.6%
Energy	9.4%
Technology	5.0%
Industrials	4.9%
Asset Backed Securities	4.3%
Government	3.5%
Consumer Staples	3.1%
Health Care	2.9%
Cash & Other	14.0%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Federal National Mortgage Association	14.6%
Federal Home Loan Mortgage Corp.	7.1%
United States Treasury Note/Bond	3.5%
Bank of America Corp.	2.6%
Morgan Stanley	2.5%
PNC Financial Services Group, Inc.	2.1%
Marathon Petroleum Corp.	2.1%
Fifth Third Bancorp	2.1%
Goldman Sachs Group, Inc.	2.0%
JPMorgan Chase & Co.	2.0%

Material Fund Change [Text Block]

CHANGES TO INVESTMENT ADVISORY FEE.

Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.

This is a summary of certain planned changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expext to be available by October 31, 2026 at https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Material Fund Change Expenses [Text Block]	Effective as of March 2, 2026, the Fund’s investment advisory fee was reduced from 0.40% to 0.36%.
Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/#documents

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized